GENERAL	6 Months Ended
Jun. 30, 2026
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GENERAL
NOTE 1     -     GENERAL

Basis for Presentation

The unaudited condensed interim consolidated financial statements of Tower Semiconductor Ltd. (“Tower” or the “Company”) as of June 30, 2026 and for the three and six months ended June 30, 2026 and June 30, 2025 include the financial statements of Tower and (i) its wholly-owned subsidiary Tower US Holdings Inc., the sole owner of: (1) Tower Semiconductor NPB Holdings, Inc., Tower Semiconductor Newport Beach, Inc., an independent semiconductor foundry, and its wholly-owned subsidiary Newport Fab LLC (Tower Semiconductor NPB Holdings, Inc., Tower Semiconductor Newport Beach, Inc. and Newport Fab LLC, collectively referred to herein as “TSNB”); and (2) Tower Semiconductor San Antonio, Inc. (“TSSA”); (ii) its 51% owned subsidiary, Tower Partners Semiconductor Co., Ltd. (“TPSCo”), an independent semiconductor foundry which operates two semiconductor facilities located in Tonami and Uozu in Hokuriku Japan), with the other 49% of TPSCo’s shares held by Nuvoton Technology Corporation Japan (“NTCJ”); and (iii) its wholly-owned subsidiary, Tower Semiconductor Italy S.r.l. (“TSIT”), incorporated in 2021 following the collaborative arrangement signed in 2021 with ST Microelectronics S.r.l (“ST”) with regards to ST’s 300 mm facility in Agrate, Italy.

The Company’s unaudited condensed interim consolidated financial statements are presented after elimination of inter-company transactions and balances and are presented in accordance with U.S. generally accepted accounting principles (“US GAAP”).

The unaudited condensed interim consolidated financial statements of the Company should be read in conjunction with the audited consolidated financial statements of the Company as of December 31, 2025 and for the year then ended, including the notes thereto.

In the opinion of the Company's management, the unaudited condensed interim consolidated financial statements include all adjustments necessary for a fair presentation of the Company’s financial position as of the dates presented and results of operations for the interim periods presented. The results of operations for the interim periods are not necessarily indicative of the results to be expected on a full-year basis.